Summary of Significant Principal Accounting Policies (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Principal Accounting Policies
Cash and cash equivalent	¥ 1,289,323		¥ 2,149,531	¥ 2,144,020	$ 176,636
Accounts receivable, net	2,033,778		2,184,729		278,626
Inventories	1,117,439		1,045,116		153,089
Advance to suppliers	404,353		311,111		55,396
Amounts due from related parties	7,021		86,661		962
Prepayments and other current assets	724,091		590,350		99,200
Property and equipment, net	822,229		851,151		112,645
Intangible assets, net	357,307		306,420		48,951
TOTAL ASSETS	10,207,001		10,474,476		1,398,352
Short-term loan	1,220,957		1,115,721		167,270
Accounts payable	620,679		563,562		85,033
Notes payable	461,179		506,629		63,181
Amounts due to related parties	5,369		32,118		735
Income tax payables	26,559		18,768		3,638
Accrued expenses and other current liabilities	1,169,547		1,188,179		160,228
Total liabilities	4,426,422		4,622,740		$ 606,417
Net revenues	9,422,229	$ 1,290,840	8,812,013	8,400,631
Net income	(138,384)	(18,957)	(222,776)	(610,374)
Net cash provided by operating activities	101,278	13,875	448,255	382,605
Net cash used in investing activities	(817,606)	(112,012)	(340,372)	(1,306,661)
Net cash provided by financing activities	(19,737)	$ (2,704)	(8,033)	(1,650,402)
Related Party
Summary of Significant Principal Accounting Policies
Net revenues	92,330		113,288	133,758
VIE
Summary of Significant Principal Accounting Policies
Cash and cash equivalent	10,842		76,866
Accounts receivable, net	145,144		179,983
Inventories	15		106
Advance to suppliers	1,827		4,079
Amounts due from related parties			5
Prepayments and other current assets	2,877		2,923
Property and equipment, net	286		1,365
Intangible assets, net	23,378		19,076
TOTAL ASSETS	184,369		284,403
Short-term loan	99,694
Accounts payable	2,350		3,916
Notes payable	82,817
Income tax payables	3,983		3,300
Accrued expenses and other current liabilities	28,988		36,844
Total liabilities	217,832		44,063
Net revenues	529,902		548,439	572,360
Net income	421,398		431,026	433,204
Net cash provided by operating activities	301,818		530,391	183,899
Net cash used in investing activities			(2,504)	¥ (4,053)
Net cash provided by financing activities	¥ 98,077
VIE | Related Party
Summary of Significant Principal Accounting Policies
Amounts due to related parties			¥ 3